UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York          November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $518,860
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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
                                                     FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN  2        COLUMN 3     COLUMN 4   COLUMN 5             COLUMN 6   COL 7      COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP        (X$1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS     SOLE     SHARED  NONE
AFLAC INC                   COM              001055102     99,028   1,736,120  SH           SOLE     NONE   1,736,120
APPLE INC                   COM              037833100     33,073     215,400  SH           SOLE     NONE     215,400
BAIDU COM INC               SPON ADR REP A   056752108    213,358     736,605  SH           SOLE     NONE     736,605
GOOGLE INC                  CL A             38259P508     56,648      99,860  SH           SOLE     NONE      99,860
KONGZHONG CORP              SPONSORED ADR    50047P104        300      44,630  SH           SOLE     NONE      44,630
MINDRAY MEDICAL INTL LTD    SPON ADR         602675100     63,012   1,467,093  SH           SOLE     NONE   1,467,093
NEW ORIENTAL ED & TECH GRP  SPON ADR         647581107     53,441     802,900  SH           SOLE     NONE     802,900



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